Intangible assets, net (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment	$ 18,893	$ 0	$ 0
Continuing Operations [Member]
Amortization of Intangible Assets	1,309	1,309	1,402
Impairment	18,893	0	0
Discontinued Operations [Member]
Amortization of Intangible Assets	$ 0	$ 1,968	$ 1,312